Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Rental Commitments Under Operating Leases

Future rental commitments under operating leases as of February 28, 2019 were as follows:

	RMB	USD
Year ending of February 28 or 29:
2020	59,272	8,858
2021	53,810	8,042
2022	48,471	7,244
2023	42,259	6,316
2024	25,570	3,821
Thereafter	35,690	5,334
Total	265,072	39,615

Schedule of Remaining Funding Commitments	The planned schedule for the remaining two tranches is as follows
	RMB	USD
Year ending of February 29 or 28:
2020	25,000	3,736
2021	30,000	4,484
Total	55,000	8,220